Net Transfers to Other Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Net Transfers To Other Plan [Line Items]
Net Transfers to Other Plan	Net Transfers to Other Plan
During the year 2025, certain employees transferred their balances between the Marsh Plan and the Plan. The net amount transferred in the Plan and reported in the statement of changes in net assets available for benefits was $1,613,388, which included transfers into the Plan of $2,686,645 and transfers from the Plan of $1,073,257.